Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

21 Property, plant and equipment

Accounting for property, plant and equipment

The Barclays Group applies IAS 16 Property Plant and Equipment and IAS 40 Investment Properties. Property, plant and equipment is stated at cost, which includes direct and incremental acquisition costs less accumulated depreciation and provisions for impairment, if required. Subsequent costs are capitalised if these result in enhancement of the asset. Depreciation is provided on the depreciable amount of items of property, plant and equipment on a straight-line basis over their estimated useful economic lives. Depreciation rates, methods and the residual values underlying the calculation of depreciation of items of property, plant and equipment are kept under review to take account of any change in circumstances. The Barclays Group uses the following annual rates in calculating depreciation:

Annual rates in calculating depreciation	Depreciation rate
Freehold land	Not depreciated
Freehold buildings and long-leasehold property (more than 50 years to run)	2-3.3%
Leasehold property over the remaining life of the lease (less than 50 years to run)	Over the remaining life of the lease
Costs of adaptation of freehold and leasehold property	6-10%
Equipment installed in freehold and leasehold property	6-10%
Computers and similar equipment	17-33%
Fixtures and fittings and other equipment	9-20%

Costs of adaptation and installed equipment are depreciated over the shorter of the life of the lease or the depreciation rates noted in the table above.

Investment property The Barclays Group initially recognises investment property at cost, and subsequently at fair value at each balance sheet date, reflecting market conditions at the reporting date. Gains and losses on remeasurement are included in the income statement.

	Investmentproperty	Property	Equipment	Leasedassets	Total
	£m	£m	£m	£m	£m
Cost
As at 1 January 2018	116	3,493	2,748	9	6,366
Additions	9	217	262	-	488
Disposals	(115)	(83)	(99)	-	(297)
Change in fair value of investment properties	(3)	-	-	-	(3)
Exchange and other movements	2	57	45	-	104
As at 31 December 2018	9	3,684	2,956	9	6,658
Accumulated depreciation and impairment
As at 1 January 2018	-	(1,668)	(2,117)	(9)	(3,794)
Depreciation charge	-	(166)	(252)	-	(418)
Impairment	-	(3)	-	-	(3)
Disposals	-	73	79	-	152
Exchange and other movements	-	(28)	(32)	-	(60)
As at 31 December 2018	-	(1,792)	(2,322)	(9)	(4,123)
Net book value	9	1,892	634	-	2,535
Cost
As at 1 January 2017	81	3,429	3,840	10	7,360
Additions	114	220	299	-	633
Disposals	(69)	(18)	(1,082)	(1)	(1,170)
Change in fair value of investment properties	(5)	-	-	-	(5)
Exchange and other movements	(5)	(138)	(309)	-	(452)
As at 31 December 2017	116	3,493	2,748	9	6,366
Accumulated depreciation and impairment					-
As at 1 January 2017	-	(1,483)	(3,043)	(9)	(4,535)
Depreciation charge	-	(171)	(275)	-	(446)
Impairment	-	(28)	-	-	(28)
Disposals	-	-	972	-	972
Exchange and other movements	-	14	229	-	243
As at 31 December 2017	-	(1,668)	(2,117)	(9)	(3,794)
Net book value	116	1,825	631	-	2,572

Property rentals of nil (2017: £2m) and £19m (2017: £8m) have been included in net investment income and other income respectively.

The fair value of investment property is determined by reference to current market prices for similar properties, adjusted as necessary for condition and location, or by reference to recent transactions updated to reflect current economic conditions. Discounted cash flow techniques may be employed to calculate fair value where there have been no recent transactions, using current external market inputs such as market rents and interest rates. Valuations are carried out by management with the support of appropriately qualified independent valuer

The notes included in this section focus on the Barclays Group’s non-current tangible and intangible assets and property, plant and equipment, which provide long-term future economic benefits.